                            THE BRADFORD FUNDS, INC.

                            THE BRADFORD MONEY FUND

                              103 BELLEVUE PARKWAY
                           WILMINGTON, DELAWARE 19809
                                 (302) 791-9300

January 23, 1996

Dear Shareholder:

     This annual report covers the period from January 1, 1995 to December 31, 1995.

     This has proven to be a milestone year for the Fund. In February of 1989 the Bradford Money Fund began with assets of $240 million and on October 31, 1995 the Fund broke the $1 billion mark.

     The Fund began the current year with assets of $677.2 million and ended the year with $1,009.4 million. In addition, shareholders increased from 89,969 to 102,117.

     As a result of the Federal Reserve rate cuts, there has been an across the board drop in yields. Subsequently the yield for the Fund has slipped from 5.21% on December 31, 1994 to 5.03% on December 31, 1995. We remain committed to high quality, short-term instruments for your safety.

     As always, we appreciate your confidence and support and welcome any comments.

Sincerely,

/s/ Allan L. Erb

Allan L. Erb
President

                            THE BRADFORD FUNDS, INC.

                            THE BRADFORD MONEY FUND

                            Statement of Net Assets
                               December 31, 1995

                                                PERCENTAGE                    PAR
                                               OF PORTFOLIO      MATURITY    (000)        VALUE
                                               ------------      --------   --------   ------------
AGENCY OBLIGATIONS...........................         11.2%
     Federal Farm Credit Bank
               5.55%                                             02/07/96   $  6,000   $  5,965,775
               5.40%                                             12/02/96      5,000      5,001,509
     Federal Home Loan Bank
               5.62%                                             05/20/96      3,000      2,934,433
     Federal Home Loan Mortgage Corp.
               6.68%                                             01/31/96     10,000      9,944,333
               5.54%                                             02/26/96     16,500     16,357,807
               5.58%                                             05/24/96      5,000      4,888,400
     Federal National Mortgage Association
               5.62%                                             01/16/96      6,000      5,985,950
               5.50%                                             02/21/96     13,000     12,898,708
               5.50%                                             03/13/96      9,000      8,901,000
               5.62%                                             04/12/96      8,000      7,872,613
               5.10%                                             10/30/96      5,000      4,785,375
               5.10%                                             11/20/96     10,000      9,541,000
               5.16%                                             11/20/96      9,000      8,582,040
               5.11%                                             11/22/96      5,000      4,768,631
               7.70%                                             12/10/96      4,575      4,670,765
                                                                                       ------------
                    TOTAL AGENCY OBLIGATIONS                                            113,098,339
                                                                                       ------------
COMMERCIAL PAPER.............................         80.0%
Agriculture..................................          6.7%
     Cargill, Inc. (A-1+/P-1)
               5.67%                                             01/24/96     10,000      9,963,775
               5.61%                                             02/20/96     16,500     16,371,437
               5.55%                                             03/12/96      5,000      4,945,271
     Golden Peanuts Co. (A-1+/P-1)
               5.62%                                             01/19/96      6,000      5,983,140
               5.68%                                             01/26/96      5,000      4,980,278
               5.65%                                             02/09/96      6,000      5,963,275
               5.63%                                             02/16/96     10,000      9,928,061
               5.67%                                             02/27/96      6,000      5,946,135
               5.60%                                             03/05/96      4,000      3,960,178
                                                                                       ------------
                                                                                         68,041,550
                                                                                       ------------

                See accompanying notes to financial statements.

                            THE BRADFORD FUNDS, INC.

                            THE BRADFORD MONEY FUND

                     Statement of Net Assets -- (Continued)
                               December 31, 1995

                                                PERCENTAGE                    PAR
                                               OF PORTFOLIO      MATURITY    (000)        VALUE
                                               ------------      --------   --------   ------------
Automobiles..................................          0.7%
     Daimler-Benz North America (A-1/P-1)
               5.68%                                             01/19/96   $  7,500   $  7,478,700
                                                                                       ------------
Banks -- Multi-National......................          1.0%
     Comerica (A-1/P-1)
               6.18%                                             05/28/96     10,000     10,047,651
                                                                                       ------------
Beverages....................................          3.8%
     PepsiCo, Inc. (A-1/P-1)
               5.70%                                             01/04/96      4,400      4,397,910
               5.65%                                             02/15/96     14,000     13,901,125
               5.62%                                             02/22/96     20,000     19,837,643
                                                                                       ------------
                                                                                         38,136,678
                                                                                       ------------
Chemicals....................................          3.3%
     Dupont (E.I.) deNemours & Co.
       (A-1+/P-1)
               5.70%                                             01/17/96     10,000      9,974,667
               5.67%                                             01/18/96      3,500      3,490,629
               5.70%                                             01/19/96      2,000      1,994,300
               5.67%                                             01/22/96      8,000      7,973,540
               5.65%                                             01/25/96     10,000      9,962,333
                                                                                       ------------
                                                                                         33,395,469
                                                                                       ------------
Communications...............................          2.5%
     Dun & Bradstreet Corp. (A-1+/P-1)
               5.59%                                             02/20/96      8,000      7,937,889
               5.60%                                             02/27/96     10,000      9,911,333
     Knight-Ridder Inc. (A-1+/P-1)
               5.70%                                             01/18/96      7,800      7,779,005
                                                                                       ------------
                                                                                         25,628,227
                                                                                       ------------
Electronics..................................          2.8%
     Hewlett-Packard Co. (A-1+/P-1)
               5.55%                                             01/02/96      5,000      4,999,229
               5.65%                                             01/24/96     10,000      9,963,903
               5.62%                                             02/15/96     10,000      9,929,750
               5.60%                                             02/29/96      3,000      2,972,467
                                                                                       ------------
                                                                                         27,865,349
                                                                                       ------------

                See accompanying notes to financial statements.

                            THE BRADFORD FUNDS, INC.

                            THE BRADFORD MONEY FUND

                     Statement of Net Assets -- (Continued)
                               December 31, 1995

                                                PERCENTAGE                    PAR
                                               OF PORTFOLIO      MATURITY    (000)        VALUE
                                               ------------      --------   --------   ------------
Finance......................................         24.9%
     AT&T Capital Corp. (A-1/P-1)
               5.71%                                             01/31/96   $ 10,000   $  9,952,417
               5.56%                                             05/13/96      3,000      2,938,377
     Cargill Financial Services (A-1+/P-1)
               5.60%                                             03/04/96     15,000     14,853,000
     Ford Motor Credit Co. (A-1/P-1)
               5.69%                                             02/13/96      7,000      6,952,425
               5.55%                                             02/23/96     15,000     14,877,438
               5.64%                                             02/26/96      6,500      6,442,973
               5.55%                                             02/28/96      1,000        991,058
               5.57%                                             02/29/96      7,500      7,431,535
               5.57%                                             03/01/96      2,000      1,981,433
               5.50%                                             07/12/96      4,000      3,882,056
     General Electric Capital Corp.
       (A-1+/P-1)
               5.56%                                             01/31/96     12,000     11,944,400
               5.57%                                             03/01/96     12,000     11,888,600
     J.C. Penney Funding Corp. (A-1/P-1)
               5.65%                                             02/12/96     11,000     10,927,492
               5.65%                                             02/13/96     10,500     10,429,140
               5.65%                                             02/14/96     15,000     14,896,417
               5.62%                                             02/28/96      9,000      8,918,510
     Met Life Funding Corp. (A-1+/P-1)
               5.65%                                             01/03/96      7,120      7,117,765
               5.70%                                             01/09/96     13,000     12,983,533
               5.68%                                             01/12/96     20,000     19,965,288
               5.65%                                             01/30/96      7,500      7,465,865
     Nordstrom Credit Inc. (A-1/P-1)
               5.65%                                             02/12/96      7,000      6,953,858
     Pitney Bowes Credit Corp. (A-1+/P-1)
               5.67%                                             01/24/96     12,000     11,956,530
               5.66%                                             01/26/96     10,000      9,960,694
               5.62%                                             02/05/96      8,000      7,956,289
               5.60%                                             02/09/96     15,000     14,909,000

                See accompanying notes to financial statements.

                            THE BRADFORD FUNDS, INC.

                            THE BRADFORD MONEY FUND

                     Statement of Net Assets -- (Continued)
                               December 31, 1995

                                                PERCENTAGE                    PAR
                                               OF PORTFOLIO      MATURITY    (000)        VALUE
                                               ------------      --------   --------   ------------
Finance -- (Continued)
     USAA Capital Corp. (A-1+/ P-1)
               5.66%                                             01/31/96   $  5,000   $  4,976,417
               5.63%                                             02/14/96      8,000      7,944,951
                                                                                       ------------
                                                                                        251,497,461
                                                                                       ------------
Financial Services...........................          8.9%
     Bear Stearns Companies, Inc. (A-1/P-1)
               5.60%                                             01/16/96      8,000      7,981,333
               5.67%                                             01/19/96     11,000     10,968,815
     Goldman Sachs Group L.P. (A-1+/P-1)
               5.73%                                             01/08/96     15,000     14,983,288
               5.68%                                             02/07/96     20,000     19,883,243
               5.60%                                             04/19/96      8,500      8,355,878
     Merrill Lynch & Co., Inc. (A-1+/P-1)
               5.72%                                             01/18/96      8,000      7,978,391
               5.74%                                             01/22/96      2,000      1,993,303
               5.75%                                             01/25/96      4,500      4,482,750
               5.67%                                             02/12/96     10,000      9,933,850
               5.66%                                             02/28/96      3,500      3,468,084
                                                                                       ------------
                                                                                         90,028,935
                                                                                       ------------
Food.........................................          5.5%
     CPC International, Inc. (A-1/P-1)
               5.68%                                             02/05/96      8,500      8,453,061
               5.65%                                             02/08/96      7,000      6,958,253
               5.62%                                             02/16/96     12,000     11,913,827
               5.56%                                             03/11/96      4,500      4,451,350
               5.57%                                             03/11/96      9,000      8,902,525
               5.55%                                             03/18/96     10,000      9,881,292
     McCormick and Co., Inc. (A-1/P-1)
               5.45%                                             07/26/96      5,000      4,843,313
                                                                                       ------------
                                                                                         55,403,621
                                                                                       ------------

                See accompanying notes to financial statements.

                            THE BRADFORD FUNDS, INC.

                            THE BRADFORD MONEY FUND

                     Statement of Net Assets -- (Continued)
                               December 31, 1995

                                                PERCENTAGE                    PAR
                                               OF PORTFOLIO      MATURITY    (000)        VALUE
                                               ------------      --------   --------   ------------
Food/Retail..................................          4.6%
     Winn-Dixie Stores, Inc. (A-1/P-1)
               5.62%                                             01/10/96   $ 15,000   $ 14,978,925
               5.66%                                             02/08/96     10,000      9,940,256
               5.68%                                             02/08/96     15,000     14,910,067
               5.65%                                             02/23/96      6,000      5,950,092
                                                                                       ------------
                                                                                         45,779,340
                                                                                       ------------
Freight & Shipping...........................          0.3%
     Norfolk Southern Corp. (A-1+/P-1)
               5.67%                                             01/11/96      3,000      2,995,275
                                                                                       ------------
Industrial...................................          5.7%
     Schering-Plough Corp. (A-1+/P-1)
               5.56%                                             01/17/96     10,000      9,975,289
               5.63%                                             01/23/96     11,000     10,962,154
               5.63%                                             02/27/96      8,000      7,928,687
               5.45%                                             05/02/96     10,000      9,815,306
     Stanley Works (A-1/P-1)
               5.68%                                             02/02/96     15,000     14,924,267
               5.58%                                             02/27/96      4,000      3,964,660
                                                                                       ------------
                                                                                         57,570,363
                                                                                       ------------
Pharmaceutical...............................          2.3%
     Eli Lilly & Co. (A-1+/P-1)
               5.58%                                             03/15/96     15,000     14,827,950
     Warner Lambert Co. (A-1+/P-1)
               5.55%                                             04/09/96      8,500      8,370,269
                                                                                       ------------
                                                                                         23,198,219
                                                                                       ------------
Publishing...................................          1.5%
     McGraw-Hill, Inc. (A-1/P-1)
               5.67%                                             01/23/96     10,000      9,965,350
               5.67%                                             01/26/96      5,600      5,577,950
                                                                                       ------------
                                                                                         15,543,300
                                                                                       ------------
Retail Merchandising.........................          1.5%
     Home Depot (A-1/P-1)
               5.68%                                             01/11/96     15,000     14,976,333
                                                                                       ------------

                See accompanying notes to financial statements.

                            THE BRADFORD FUNDS, INC.

                            THE BRADFORD MONEY FUND

                     Statement of Net Assets -- (Continued)
                               December 31, 1995

                                                PERCENTAGE                    PAR
                                               OF PORTFOLIO      MATURITY    (000)        VALUE
                                               ------------      --------   --------   ------------
Telecommunications...........................          3.3%
     American Telephone & Telegraph Co.
       (A-1+/P-1)
               5.70%                                             01/12/96   $  3,000   $  2,994,775
               5.59%                                             02/13/96      8,000      7,946,584
               5.65%                                             02/15/96      3,000      2,978,813
               5.56%                                             03/11/96      9,500      9,397,294
               5.57%                                             03/29/96      4,000      3,945,538
               5.51%                                             04/05/96      2,000      1,970,919
     Southwestern Bell Capital Corp.
       (A-1/p-1)
               5.45%                                             03/18/96      2,000      1,976,686
     Southwestern Bell Telephone (Aa3/AA)
               8.30%                                             06/01/96      1,500      1,515,100
                                                                                       ------------
                                                                                         32,725,709
                                                                                       ------------
Transportation...............................          0.7%
     Conrail Inc. (A-1/P-1)
               5.72%                                             01/12/96      7,000      6,987,766
                                                                                       ------------
                    TOTAL COMMERCIAL PAPER                                              807,299,946
                                                                                       ------------
U.S. TREASURY OBLIGATIONS....................          1.1%
     U.S. Treasury Notes
               5.875%                                            05/31/96     10,000     10,001,197
               6.125%                                            07/31/96      1,000      1,002,217
                                                                                       ------------
                    TOTAL U.S. TREASURY OBLIGATIONS                                      11,003,414
                                                                                       ------------
VARIABLE RATE OBLIGATIONS....................          7.7%
     Federal Home Loan Bank Notes
               6.03%                                             01/02/96     10,000     10,000,000
               6.21%                                             03/29/96      3,500      3,497,384
     Federal National Mortgage Association Notes
               4.35%                                             01/05/96     30,000     29,979,768
               5.68%                                             03/14/96      5,000      5,000,000
     Student Loan Marketing Association Notes
               5.23%                                             01/02/96     20,000     20,000,000
               5.24%                                             01/02/96      5,000      4,998,651
               5.40%                                             01/02/96      4,000      3,997,805
                                                                                       ------------
                    TOTAL VARIABLE RATE OBLIGATIONS                                      77,473,608
                                                                                       ------------

                See accompanying notes to financial statements.

                            THE BRADFORD FUNDS, INC.

                            THE BRADFORD MONEY FUND

                     Statement of Net Assets -- (Concluded)
                               December 31, 1995

                                               PERCENTAGE                    PAR
                                              OF PORTFOLIO      MATURITY    (000)         VALUE
                                              ------------      --------   --------   --------------
TOTAL INVESTMENTS...........................        100.0%                            $1,008,875,307
     (Amortized Cost $1,008,875,307)*
OTHER ASSETS IN EXCESS OF LIABILITIES.......          0.0%                                   494,408
                                              ------------                            --------------
NET ASSETS..................................        100.0%                            $1,009,369,715
                                                ==========                            ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  (1,009,369,715 / 1,009,383,915)                                                              $1.00
                                                                                      ==============
---------------
* Also cost for Federal Income Tax purposes.

                See accompanying notes to financial statements.

                            THE BRADFORD FUNDS, INC.

                            THE BRADFORD MONEY FUND

                            Statement of Operations
                      For the Year Ended December 31, 1995

INVESTMENT INCOME
     Interest......................................................................  $52,952,970
                                                                                     -----------
EXPENSES
     Advisory fees.................................................................    3,359,005
     Administration fees...........................................................      493,829
     Distribution fees.............................................................    1,776,574
     Directors' fees...............................................................       24,000
     Custodian fees................................................................      102,567
     Transfer agent fees...........................................................    1,120,184
     Legal.........................................................................       13,000
     Audit.........................................................................       19,500
     SEC registration fees.........................................................       99,280
     Blue sky registration fees....................................................       65,000
     Insurance.....................................................................       28,552
     Printing and Postage..........................................................      119,799
     Miscellaneous.................................................................       23,119
                                                                                     -----------
          TOTAL EXPENSES...........................................................    7,244,409
     Waiver of Advisory and Distribution Fees......................................     (120,101)
                                                                                     -----------
          NET EXPENSES.............................................................    7,124,308
                                                                                     -----------
NET INVESTMENT INCOME..............................................................   45,828,662
NET REALIZED LOSS ON INVESTMENTS...................................................         (864)
                                                                                     -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...............................  $45,827,798
                                                                                     ============

                See accompanying notes to financial statements.

                            THE BRADFORD FUND, INC.

                            THE BRADFORD MONEY FUND

                      Statements of Changes in Net Assets

                                                                 FOR THE YEAR         FOR THE YEAR
                                                                     ENDED                ENDED
                                                               DECEMBER 31, 1995    DECEMBER 31, 1994
                                                               -----------------    -----------------
Increase (decrease) in Net Assets:
  Operations:
     Net investment income...................................   $     45,828,662     $     24,947,849
     Net realized loss on investments........................               (864)             (10,526)
                                                               -----------------    -----------------
     Net increase in net assets resulting from operations....         45,827,798           24,937,323
                                                               -----------------    -----------------
  Dividends to shareholders from:
     Net investment income ($.0515 and $.0343 per share,
       respectively).........................................        (45,828,662)         (24,947,849)
                                                               -----------------    -----------------
  Total dividends to shareholders............................        (45,828,662)         (24,947,849)
                                                               -----------------    -----------------
  Capital Stock Transactions:
     Proceeds from sale of capital shares....................      4,174,590,024        3,297,613,955
     Value of shares issued in reinvestment of dividends.....         43,866,080           24,178,144
     Cost of shares repurchased..............................     (3,886,262,837)      (3,363,941,161)
                                                               -----------------    -----------------
     Increase(decrease) in net assets derived from capital
       stock
       transactions..........................................        332,193,267          (42,149,062)
                                                               -----------------    -----------------
  Total increase (decrease) in assets........................        332,192,403          (42,159,588)
                                                               -----------------    -----------------
Net Assets:
  Beginning of year..........................................        677,177,312          719,336,900
                                                               -----------------    -----------------
  End of year................................................   $  1,009,369,715     $    677,177,312
                                                                 ===============      ===============

                See accompanying notes to financial statements.

                            THE BRADFORD FUNDS, INC.

                            THE BRADFORD MONEY FUND

                              Financial Highlights
                 (for a share outstanding through each period)

                                                   FOR THE          FOR THE          FOR THE          FOR THE        FOR THE
                                                  YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED     YEAR ENDED
                                                 DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,   DECEMBER 31,
                                                     1995             1994             1993             1992           1991
                                                 ------------     ------------     ------------     ------------   ------------
Net Asset Value, Beginning of Period...........   $     1.00        $   1.00         $   1.00         $   1.00       $   1.00
                                                 ------------     ------------     ------------     ------------   ------------
INCOME FROM INVESTMENT
  OPERATIONS:
    Net Investment Income......................        .0515           .0343            .0247            .0308          .0531
    Net Realized Gain on Investments...........           --              --               --            .0001             --
                                                 ------------     ------------     ------------     ------------   ------------
        Total From Investment Operations.......        .0515           .0343            .0247            .0309          .0531
                                                 ------------     ------------     ------------     ------------   ------------
LESS DISTRIBUTIONS:
  Dividend to Shareholders from Net Investment
    Income.....................................       (.0515)         (.0343)          (.0247)          (.0308)        (.0531)
  Dividend to Shareholders from Net Realized
    Gains......................................           --              --               --           (.0001)            --
                                                 ------------     ------------     ------------     ------------   ------------
        Total Distributions ...................       (.0515)         (.0343)          (.0247)          (.0309)        (.0531)
                                                 ------------     ------------     ------------     ------------   ------------
Net Asset Value, End of Period.................   $     1.00        $   1.00         $   1.00         $   1.00       $   1.00
                                                 ============     ============     ============     ============   ============
TOTAL RETURN...................................         5.28%           3.48%            2.50%            3.13%          5.44%
RATIO/SUPPLEMENT DATA:
  Net Assets, End of Period (in thousand)......   $1,009,370        $677,177         $719,337         $652,622       $605,089
    Ratio of Expenses to Average Daily Net
      Assets...................................          .80%(a)         .80%(a)          .81%(a)          .85%           .88%
    Ratio of Net Investment Income to Average
      Daily Net Assets.........................         5.15%(a)        3.39%(a)         2.47%(a)         3.08%          5.31%
                                                 ------------     ------------     ------------     ------------   ------------

---------------

(a) During the period a portion of the Distribution fees were voluntarily reduced. If such voluntary fee reduction had not occurred, the Ratio of Expenses to Average Daily Net Assets would have been .81%, .83% and .84%, respectively, and the Ratio of Net Investment Income to Average Daily Net Asset would have been 5.14%, 3.36% and 2.44%, respectively.

                See accompanying notes to financial statements.

                            THE BRADFORD FUNDS, INC.

                            THE BRADFORD MONEY FUND

                         Notes to Financial Statements
                               December 31, 1995

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Bradford Funds, Inc, (the "Company"), an open-end, diversified management investment company, was incorporated in Maryland on October 26, 1988. The Company is authorized to issue 1.5 billion shares of multiple portfolios. The Company is currently offering shares of one portfolio, The Bradford Money Fund (the "Fund"). The only transaction occurring in the Fund between the date of incorporation and the commencement of operations was the sale and issuance of 100,000 shares of capital stock for $100,000 to Bradford Capital Management, Ltd. ("Bradford Capital Management"), the Fund's investment adviser, on January 10, 1989. The investment objective of the Fund is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve this objective by investing in high quality, U.S. dollar-denominated instruments, such as short-term U.S. Government securities, bank certificates of deposit, commercial paper and repurchase agreements. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.

     A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. The Fund seeks to maintain net asset value per share at $1.00.

     B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis.

     C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, will be distributed at least annually.

     D) FEDERAL INCOME TAXES -- The Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and Federal excise taxes. Therefore, no provision has been recorded for Federal income or Federal excise taxes.

     E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

                            THE BRADFORD FUNDS, INC.

                            THE BRADFORD MONEY FUND

                  Notes to Financial Statements -- (Continued)
                               December 31, 1995

NOTE 2 -- INVESTMENT ADVISORY, ADMINISTRATION, DISTRIBUTION AND TRANSFER AGENCY AGREEMENTS

     The Fund has entered into an investment advisory agreement with Bradford Capital Management. J.C.B. Financial Services, Inc. acts as the general partner to the adviser and J.C. Bradford & Co., a Tennessee limited partnership ("Bradford"), is the adviser's limited partner. The general partner is a wholly owned subsidiary of Bradford & Co., Incorporated. The Fund has also entered into an Administration and Accounting Services Agreement with PFPC Inc. ("PFPC"), and distribution and transfer agency agreements with Bradford.

     For the advisory services provided and expenses assumed by it, Bradford Capital Management is entitled to receive from the Fund a fee, computed daily and payable monthly, at an annual rate of .40% of the first $500 million of the Fund's daily net assets and .35% of the daily net assets of the Fund in excess of $500 million. Bradford Capital Management may, in its discretion from time to time, waive voluntarily all or any portion of its advisory fee or reimburse the Fund for a portion of the expenses of its operations. For the year ended December 31, 1995, waivers amounted to $2,131. Advisory fees, before such waiver amounted to $3,359,005 for the year ended December 31, 1995.

     As required by various state regulations, Bradford Capital Management will reimburse the Fund if and to the extent that the aggregate operating expenses of the Fund exceed applicable state limits for the first fiscal year. Currently, the most restrictive of such applicable limits known to the Fund is 2.5% of the first $30 million of average annual net assets, 2% of the next $70 million of average annual net assets, and 1.5% of the remaining average annual net assets. Certain expenses such as brokerage commissions, taxes, interest, and extraordinary items are excluded from this limitation. No such reimbursements were required for the year ended December 31, 1995.

     For the administration services provided, PFPC is entitled to receive from the Fund a fee, computed daily and payable monthly, at an annual rate of .10% of the first $200 million of daily net assets; .075% of the next $200 million of daily net assets; .05% of the next $200 million of daily net assets; .025% of the next $100 million of daily net assets; and .01% of the daily net assets in excess of $700 million.

     The Fund has adopted a Plan of Distribution and pursuant thereto has entered into an agreement under which the distributor, Bradford, is entitled to receive from the Fund reimbursement of its distribution costs at an annual rate of up to .20% of daily net assets. Bradford may, in its discretion from time to time, waive voluntarily all or any portion of its distribution fees. For the year ended December 31, 1995, waivers amounted to $117,970. Distribution fees, before such waiver amounted to $1,776,574 for the year ended December 31, 1995.

     For the transfer agency services provided, Bradford is entitled to receive a fee, computed and paid monthly, at an annual rate of $11.50 per active account.

                            THE BRADFORD FUNDS, INC.

                            THE BRADFORD MONEY FUND

                  Notes to Financial Statements -- (Concluded)
                               December 31, 1995

NOTE 3 -- CAPITAL STOCK

     Transactions in capital stock of the Fund were as follows:

                                                                FOR THE YEAR ENDED    FOR THE YEAR ENDED
                                                                DECEMBER 31, 1995     DECEMBER 31, 1994
                                                                ------------------    ------------------
Shares sold...................................................     4,174,590,024         3,297,613,955
Shares issued in connection with reinvestment of dividends
  from net investment income..................................        43,866,080            24,178,144
Shares redeemed...............................................    (3,886,262,837)       (3,363,941,161)
                                                                ------------------    ------------------
Net increase (decrease).......................................       332,193,267           (42,149,062)
                                                                 ===============       ===============

NOTE 4 -- NET ASSETS

     Net assets consisted of the following:

                                                               DECEMBER 31, 1995     DECEMBER 31, 1994
                                                               ------------------    ------------------
Capital stock, at par........................................   $       1,009,384     $         677,191
Paid-in capital in excess of par.............................       1,008,374,531           676,513,457
Accumulated realized capital loss............................             (14,200)              (13,336)
                                                               ------------------    ------------------
                                                                $   1,009,369,715     $     677,177,312
                                                                  ===============       ===============

                          INDEPENDENT AUDITORS' REPORT

Shareholders and Board of Directors
The Bradford Funds, Inc.
The Bradford Money Fund

     We have audited the accompanying statement of net assets of The Bradford Funds, Inc., The Bradford Money Fund as of December 31, 1995 and the related statements of operations for the year then ended and of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of December 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of The Bradford Funds, Inc., The Bradford Money Fund as of December 31, 1995, the results of its operations, changes in its net assets and the financial highlights for the respective stated years in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Nashville, Tennessee
January 22, 1996

                                  BOARD OF DIRECTORS
                                Allan L. Erb, Chairman

                                 Douglas C. Altenbern

                                 Richard W. Hanselman

                                   Michael R. Shea

                                   William T. Spitz

                                       OFFICERS
                                     Allan L. Erb
                                      President

                                  Randall R. Harness
                               Secretary and Treasurer

                                    Judy K. Abroms
                                    Vice President

                                   Michael R. Shea
                                    Vice President

                                 R. Patrick Shepherd
                                    Vice President

                                  INVESTMENT ADVISER
                          Bradford Capital Management, Ltd.
                                 330 Commerce Street
                              Nashville, Tennessee 37201

                                    ADMINISTRATOR
                                      PFPC Inc.
                                    P.O. Box 8950
                              Wilmington, Delaware 19899

                            TRANSFER AGENT AND DISTRIBUTOR
                                 J. C. Bradford & Co.
                                 330 Commerce Street
                              Nashville, Tennessee 37201

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                                                                          THE
                                                                     BRADFORD
                                                                        MONEY
                                                                         FUND





                         ANNUAL REPORT TO SHAREHOLDERS
                               DECEMBER 31, 1995





                             J. C. Bradford & Co.

                        MEMBERS NEW YORK STOCK EXCHANGE